Investments - Schedule of Amortized Cost, Gross Unrealized Gains and Losses, Fair Value, and Other-Than-Temporary-Impairment of Fixed Maturity and Equity Securities - Additional Information (Details) - Credit concentration - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Corporate fixed maturity and equity securities | Energy Sector | Investment rated as investment grade
Investments
Concentration percentage		93.00%
Corporate fixed maturity and equity securities | Europe
Investments
Investment exposure	$ 67.8	$ 8.0
Investment portfolio | Corporate fixed maturity and equity securities | Europe
Investments
Unrealized gains	$ 76.5	$ 14.7
Investment portfolio | Corporate fixed maturity and equity securities | Europe | Finance Sector
Investments
Concentration percentage	23.00%	24.00%
Investment portfolio | Corporate fixed maturity and equity securities | United Kingdom
Investments
Concentration percentage	4.00%	3.00%
Investment portfolio | Maximum | States, municipalities and political subdivisions | Individual U. S. states
Investments
Concentration percentage	0.60%	0.50%
Investment portfolio | Maximum | States, municipalities and political subdivisions | Revenue bonds | Individual U. S. states
Investments
Concentration percentage	82.00%	100.00%